Income Taxes - Expiration of tax loss carry forwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 17,200,549
Benefit from capital tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	4,678,136	$ 4,469,799
Tax loss carryforwards derived from disposal of GSF for which deferred tax assets were recognized	15,593,785
Tax loss carryforwards of subsidiaries in South America, the United States and Europe	1,311,207
2024
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	148,035
2025
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	3,436,175
2026
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	331,580
2027
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	525,216
2028
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	1,929,730
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	10,829,813
Expire between 2024 and 2033
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	6,258,224
Expire between 2024 and 2037
Income Taxes
Tax loss carryforwards of subsidiaries in South America, the United States and Europe	1,846,848
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carry forwards	1,656,195	$ 11,944,218	$ 2,618,821
Benefit from capital tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	$ 15,593,785